FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of credit risk (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 256,624	$ 77,696	$ 650,902	$ 20,162
Advances receivable and prepaid expenses	236,667	63,895
Credit risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	256,624	77,696
Advances receivable and prepaid expenses	236,667	63,895
Financial asset maximum credit exposure	$ 493,291	$ 141,591